Debt - Summary of Notes Payable to Contractors (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure Of Changes In Consolidated Debt [line items]
Notes payable outstanding	$ 0		$ 81,364
Floating Production Storage And Offloading [member]
Disclosure Of Changes In Consolidated Debt [line items]
Investment		$ 723,575
Outstanding balances owed to contractor	$ 445,299	$ 21,437	$ 939,839	$ 47,112